Document and Entity Information	Mar. 27, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 27, 2023
Entity Registrant Name	GRANITE RIDGE RESOURCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-264986
Entity Tax Identification Number	88-2227812
Entity Address, Address Line One	5217 McKinney Avenue
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	214
Local Phone Number	396-2850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001928446
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRNT
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	GRNT WS
Security Exchange Name	NYSE